Note 16 -Stock-based Compensation Plans - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Number of Stock Options Outstanding (in shares)	468,889	953,264
Weighted-Average Exercise Price (in dollars per share)	$ 8.25	$ 6.33
Weighted-Average Remaining Contractual Life (Year)	4 years 73 days	3 years 182 days	2 years 182 days
Aggregate Intrinsic Value				$ 4.9	$ 5.2	$ 10.6
Exercised, shares (in shares)	(113,500)	(37,500)
Exercised, weighted-average exercise price (in dollars per share)	$ 4.93	$ 4.18
Surrendered for Shares (in shares)		(446,875)
Surrendered for Shares, weighted-average exercise price (in dollars per share)		$ 2.59
Number of Stock Options Outstanding (in shares)	526,321	468,889	953,264
Weighted-Average Exercise Price (in dollars per share)	$ 12.36	$ 8.25	$ 6.33
Granted, shares (in shares)	170,932	0	215,000
Granted, weighted-average exercise price (in dollars per share)	$ 19.06
Number of Stock Options Outstanding (in shares)	468,889	953,264	953,264	526,321	468,889	953,264
Vested or expected to vest at January 31, 2016, shares (in shares)				505,228
Vested or expected to vest at January 31, 2016, weighted-average exercise price (in dollars per share)				$ 12.20
Vested or expected to vest at January 31, 2017 (Year)	4 years 73 days
Vested or expected to vest at January 31, 2016, aggregate intrinsic value				$ 4.7
Exercisable at January 31, 2016, shares (in shares)				286,529
Exercisable at January 31, 2016, weighted-average exercise price (in dollars per share)				$ 9.88
Exercisable at January 31, 2017 (Year)	3 years 109 days
Exercisable at January 31, 2016, aggregate intrinsic value				$ 3.3